Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Revenue	$ 4,192,101	$ 4,878,665	$ 955,970	$ 40,355		$ 10,649,930	$ 4,032,168	$ 4,878,665	$ 40,355
Cost of revenue	2,389,428		350,667			5,208,318	1,792,234	2,238,820	134,988
Research and development	938,758		925,214			2,691,704	2,492,842	3,267,340	1,485,636
Selling, general and administrative	2,515,994		2,007,277			6,486,697	9,873,029	11,549,512	3,427,690
Other expense (income), net	30,559		(16,995)			8,770,514	191,330	560,648	544,566
Change in fair value of warrant liability	80,043		(8,805)			3,581,122	(199,624)	(187,173)	0
Change in fair value of derivative liability	0		(87,200)			(101,300)	(4,800,000)	(4,817,600)	0
Change in fair value of earnout liability	2,230,000		(50,000)	(2,610,000)	$ (2,920,000)	2,070,000	(2,970,000)	(3,230,000)	0
Interest expense, net	564,725		1,455,306			1,635,014	3,149,315	4,497,781	544,826
Income tax expense (benefit)	0		0			2,782	0	(15,783)	1,600
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	(4,557,406)	$ (8,984,880)	(3,619,494)	$ (628,590)	$ (1,877,464)	(19,694,921)	(5,496,958)	(8,984,880)	(6,098,951)
Compensation expense, excluding cost of good and service sold	2,148,939		1,627,803			5,537,784	3,765,568	4,917,502	2,062,852
Reportable Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Revenue	4,192,101		955,970			10,649,930	4,032,168	4,878,665	40,355
Cost of revenue	2,389,428		350,667			5,208,318	1,792,234	2,238,820	134,988
Research and development	938,758		925,214			2,691,704	2,492,842	3,267,340	1,485,636
Selling, general and administrative	2,515,994		2,007,277			6,486,697	9,873,029	11,549,512	3,427,690
Other expense (income), net	30,559		(16,995)			8,770,514	191,330	560,648	544,566
Change in fair value of warrant liability	80,043		(8,805)			3,581,122	(199,624)	(187,173)	0
Change in fair value of derivative liability	0		(87,200)			(101,300)	(4,800,000)	(4,817,600)	0
Change in fair value of earnout liability	2,230,000		(50,000)			2,070,000	(2,970,000)	(3,230,000)	0
Interest expense, net	564,725		1,455,306			1,635,014	3,149,315	4,497,781	544,826
Income tax expense (benefit)	0		0			2,782	0	(15,783)	1,600
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	$ (4,557,406)		$ (3,619,494)			$ (19,694,921)	$ (5,496,958)	$ (8,984,880)	$ (6,098,951)